Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Six months ended June 30,
	2024	2023
Revenue from hardware, proprietary embedded firmware and accessories	$137,248	$215,224
Revenue from services	23,038	4,265
Revenue from SaaS	2,463	2,759
Revenue from software upgrade rights	3,234	249
Total revenue	$165,983	$222,497

Contract with Customer, Contract Asset, Contract Liability, and Receivable	Contract liabilities

	June 30, 2024	December 31, 2023
Deferred revenue: enhanced warranties	$21,349	$21,057
Deferred revenue: other services	15,812	14,815
Total contract liabilities	$37,161	$35,872

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	Other services
Remainder of 2024	$1,683	$10,063
2025	5,022	3,847
2026	5,866	1,178
2027	4,682	510
2028	2,785	207
Thereafter	1,311	7
Total contract liabilities	$21,349	$15,812